Self Administration Transaction - Additional Information (Detail)				3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 19, 2021 $ / shares	Mar. 24, 2021 shares	Jun. 28, 2019 USD ($) $ / shares shares	Sep. 30, 2022 USD ($)	Sep. 30, 2021 USD ($)	Mar. 31, 2020 USD ($)	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Aug. 09, 2022 USD ($)
Business Acquisition [Line Items]
Class of unit conversion percentage									33.33%
Earnout unit exchange per share | $ / shares	$ 10.66		$ 10.66				$ 10.66		$ 10.66
Estimated fair value of consideration transferred			$ 111,300,000
Gain resulting from acquisition of unconsolidated affiliates							$ 16,101,237	$ 178,631		$ 0	$ 8,017,353
Conversion of partnership units on achievement of first tier of earnout consideration | shares		1,121,795
Goodwill impairment charges				$ 0	$ 0		0	$ 0	$ 0	36,465,732	0
Estimated fair value of contingent earnout liability										$ 23,900,000	$ 31,100,000
Investment impairment charges						$ 4,400,000
Percentage of joint venture assets		100.00%
Incremental assets under management			$ 700,000,000						$ 472,000,000			$ 700,000,000
Agreement term			3 years
Administrative services agreement renewal term									no later than 90 days
Managed REIT Platform
Business Acquisition [Line Items]
Gain resulting from acquisition of unconsolidated affiliates							$ 16,101,237
Class A Common stock
Business Acquisition [Line Items]
Earnout unit exchange per share | $ / shares	$ 10.66
Contribution Agreement
Business Acquisition [Line Items]
Percentage of fair value of equity interests			50.00%
Gain resulting from acquisition of unconsolidated affiliates			$ 8,000,000
Class A-2 Units | Class A-2 Units Converted to Class A-1 Units | SS OP Holdings
Business Acquisition [Line Items]
Number of limited partnership units | shares		1,094,434
Conversion of partnership units on achievement of first tier of earnout consideration | shares		1,121,795
Contribution Agreement | SmartStop Asset Management
Business Acquisition [Line Items]
Percentage of voting membership interest			100.00%
Number of on-site self storage employees			350
Cash			$ 769,126
Debt assumption			$ 15,000,000
Contribution Agreement | Class A-1 Units | SmartStop Asset Management
Business Acquisition [Line Items]
Number of limited partnership units | shares			8,698,956
Contribution Agreement | Class A-2 Units | SmartStop Asset Management
Business Acquisition [Line Items]
Number of limited partnership units | shares			3,283,302
Operating Partnership Agreement
Business Acquisition [Line Items]
Number of limited partnership units | shares			20,000
Cash received			$ 200,000
Operating Partnership Agreement | Class A Common stock
Business Acquisition [Line Items]
Earnout unit exchange per share | $ / shares									$ 10.66
Operating Partnership Agreement | Class A-1 Units
Business Acquisition [Line Items]
Lock-up expiration date									Jun. 28, 2021
Conversion of stock, description									The Class A-1 Units are subject to the general restrictions on transfer contained in the Operating Partnership Agreement. In addition, through June 28, 2021 (the “Lock-Up Expiration”), the Class A-1 Units could not be sold, pledged, or otherwise transferred or encumbered except in certain limited circumstances set forth in the Contribution Agreement. The Class A-1 Units were and are now otherwise entitled to all rights and duties of the Class A limited partnership units in the Operating Partnership, including cash distributions and the allocation of any profits or losses in the Operating Partnership. The Class A-2 Units may convert into Class A-1 Units as earnout consideration, as described below. The Class A-2 Units are not entitled to cash distributions or the allocation of any profits or losses in the Operating Partnership until the Class A-2 Units are converted into Class A-1 Units.
Operating Partnership Agreement | Class A-2 Units
Business Acquisition [Line Items]
Class of unit expiration year									7 years
Operating Partnership Agreement | Class A-2 Units | Unit Conversion Feature A
Business Acquisition [Line Items]
Class of unit conversion percentage									33.33%
Operating Partnership Agreement | Class A-2 Units | Unit Conversion Feature A | Minimum
Business Acquisition [Line Items]
Incremental AUM under operating partnership			300,000,000
Operating Partnership Agreement | Class A-2 Units | Unit Conversion Feature B | Minimum
Business Acquisition [Line Items]
Incremental AUM under operating partnership			500,000,000
Operating Partnership Agreement | Class A-2 Units | Unit Conversion Feature C | Minimum
Business Acquisition [Line Items]
Incremental AUM under operating partnership			$ 700,000,000
Operating Partnership Agreement | Class A-2 Units | Class A-2 Units Converted to Class A-1 Units | SS OP Holdings
Business Acquisition [Line Items]
Number of limited partnership units | shares		1,094,434
Self Administration Transaction
Business Acquisition [Line Items]
Impairment charges						11,700,000
Self Administration Transaction | Trademarks
Business Acquisition [Line Items]
Impairment charges						3,300,000
Self Administration Transaction | Management Contracts of SST IV
Business Acquisition [Line Items]
Impairment charges						2,200,000
Self Administration Transaction | Management Contracts of SSGTII
Business Acquisition [Line Items]
Impairment charges						6,200,000
Self Administration Transaction | Managed REIT Platform
Business Acquisition [Line Items]
Goodwill impairment charges						24,700,000
Deferred tax liabilities						$ 2,400,000
Amendment to Operating Partnership Agreement
Business Acquisition [Line Items]
Estimated fair value of contingent earnout liability									$ 30,000,000